Investments in Equity Investees - Reconciliation of Summarized Financial Information (Details) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments	$ 158,927,000		$ 138,318,000
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments	65,594,000		60,992,000
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments	84,737,000		68,812,000
Nutrition Science Partners Limited ("NSPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments	8,109,000		8,102,000
Commercial Platform | Consumer Health | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	121,984,000	$ 110,616,000
Impact of change in accounting policy (ASC 842)	(19,000)
Net income/(loss) attributable to the shareholders of equity investee	5,982,000	5,610,000
Other comprehensive income	3,242,000	4,727,000
Closing net assets after non-controlling interests as at March 31	131,189,000	120,953,000
Group's share of net assets	65,594,000	60,477,000
Carrying amount of investments	65,594,000	60,477,000
Commercial Platform | Prescription Drugs | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	131,778,000	132,731,000
Impact of change in accounting policy (ASC 842)	(2,000)
Net income/(loss) attributable to the shareholders of equity investee	28,098,000	26,630,000
Other comprehensive income	3,600,000	5,995,000
Closing net assets after non-controlling interests as at March 31	163,474,000	165,356,000
Group's share of net assets	81,737,000	82,678,000
Goodwill	3,000,000	3,179,000
Carrying amount of investments	84,737,000	85,857,000
Innovation Platform | NSPL and other immaterial equity investees
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments	8,596,000		$ 8,514,000
Innovation Platform | Drug R&D | Nutrition Science Partners Limited ("NSPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	16,203,000	38,401,000
Net income/(loss) attributable to the shareholders of equity investee	15,000	(2,194,000)
Closing net assets after non-controlling interests as at March 31	16,218,000	36,207,000
Group's share of net assets	8,109,000	18,104,000
Carrying amount of investments	$ 8,109,000	$ 18,104,000